FAIR VALUE OF PLAN ASSETS	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE OF PLAN ASSETS

NOTE G - FAIR VALUE OF PLAN ASSETS

The Plan follows the guidance set forth by the Financial Accounting Standards Board (“FASB”) for reporting fair value of Plan investments. The FASB guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 -	Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 -	Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3.

Valuation Techniques

There have been no changes in the valuation techniques used during the current period.

Registered Investment Companies

These securities, consisting of mutual funds, are valued based on quoted prices from the market. These securities are categorized in Level 1 as they are actively traded and no valuation adjustments have been applied.

Unitil Corporation Stock Fund and PIMCO Money Market Fund

This fund includes publicly traded common stock of Unitil Corporation valued at quoted prices available on the New York Stock Exchange (categorized as Level 1) as well as cash and cash equivalents held in the PIMCO Money Market Fund. The PIMCO Money Market Fund is categorized as Level 1 as it is actively traded and no valuation adjustments have been applied.

Assets measured at fair value on a recurring basis as of December 31, 2025 and 2024 are as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31,	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2025
Registered Investment Companies	$153,994,534	$153,994,534	$—	$—
Common Stock Fund	11,552,966	11,552,966	—	—
Total Investments at Fair Value	$165,547,500	$165,547,500	$—	$—

2024
Registered Investment Companies	$132,071,752	$132,071,752	$—	$—
Common Stock Fund	12,120,800	12,120,800	—	—
Total Investments at Fair Value	$144,192,552	$144,192,552	$—	$—